Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash collateral and margin payables		£ 39,676	£ 43,305
Settlement accounts and Items in the course of transmission to other banks		4,893	11,905
Accruals and deferred income		2,662	2,603
Amount due to investors in funds consolidated by the group		0	1,158
Lease liabilities		196	227
Employee benefit liabilities (Note 5)		172	117
Reinsurance contract liabilities		39	33
Share-based payment liability to HSBC Holdings		118	107
Endorsements and acceptances		69	236
Other liabilities		2,659	2,869
Total accruals, deferred income and other liabilities	[1]	50,484	62,560
Financial liabilities at amortised cost		£ 49,767	£ 61,921

[1]	In 2023 ‘Items in the course of collection from other banks’ (£2,114m) were presented on the face of the balance sheet but are now reported within ‘Prepayments, accrued income and other assets’ in the Annual Report on Form 20-F. Similarly, ‘Items in the course of transmission to other banks’ (£2,116m) are now presented within ‘Accruals, deferred income and other liabilities’.